EARNINGS PER SHARE (EPS) (Details) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Numerator
Profit for the period	$ 4,264,504	$ 4,229,006
Profit for the period	$ 4,264,504	$ 4,229,006
Denominator
Weighted average number of shares (basic EPS)	36,120,517	36,120,517
Weighted average number of shares - diluted	36,120,517	36,120,517
Basic and diluted income attributable to ordinary equity holders of the parent	$ 0.118	$ 0.117